Note 16 - Subsequent Event (Details Textual) - Subsequent Event [Member] ¥ in Thousands, $ in Thousands	Aug. 25, 2021 USD ($)	Aug. 25, 2021 CNY (¥)
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member] | Jiangsu Hengrui Pharmaceuticals Co., Ltd. [Member]
Co-development Agreement, Up-front Payment to be Received	$ 30,000	¥ 200,000
Co-development Agreement, Maximum Regulatory and Sales Milestones to be Received	$ 170,000	¥ 1,100,000
Jiangsu Hengrui Pharmaceuticals Co., Ltd. [Member] | Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member]
Investment Agreement, Percentage of Equity Interests for Cash Consideration	2.50%	2.50%
Investment Agreement, Consideration to be Paid	$ 15,000	¥ 100,000